Intangible Assets	12 Months Ended
Mar. 31, 2018
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Intangible Assets
14	INTANGIBLE ASSETS

Goodwill

The table below shows the changes in goodwill by business segment for the fiscal years ended March 31, 2018 and 2017.

	Wholesale Business Unit	Retail Business Unit	International Business Unit	Head office account and others	Total
	(In millions)
Gross amount of goodwill	¥—	¥63,418	¥13,233	¥397,285	¥473,936
Accumulated impairment losses	—	—	—	(13,149)	(13,149)

Net carrying amount at March 31, 2016	—	63,418	13,233	384,136	460,787

Acquisitions(1)	2,417	—	—	38,053	40,470
Impairment losses	—	—	—	(74,616)	(74,616)
Exchange differences	—	—	(186)	—	(186)

Net carrying amount	2,417	63,418	13,047	347,573	426,455
Gross amount of goodwill	2,417	63,418	13,047	435,338	514,220
Accumulated impairment losses	—	—	—	(87,765)	(87,765)

Net carrying amount at March 31, 2017	2,417	63,418	13,047	347,573	426,455

Disposals(2)	—	—	—	(11,197)	(11,197)
Impairment losses	(956)	—	(4,292)	(23,359)	(28,607)
Reclassification to assets held for sale(3)	(1,461)	—	(8,166)	(102,710)	(112,337)
Exchange differences	—	—	(589)	—	(589)

Net carrying amount	—	63,418	—	210,307	273,725
Gross amount of goodwill	956	63,418	4,292	321,431	390,097
Accumulated impairment losses	(956)	—	(4,292)	(111,124)	(116,372)

Net carrying amount at March 31, 2018	¥—	¥63,418	¥—	¥210,307	¥273,725

(1)	The SMBC Group recognized goodwill of ¥2,417 million in Wholesale Business Unit resulting from the acquisition of SMFL Capital Company, Limited, formerly known as GE Japan in April 2016 and ¥38,053 million in Head office account and others resulting from the acquisition of Sumitomo Mitsui Asset Management Company, Limited (“SMAM”) in July 2016. For additional information, refer to Note 49 “Acquisitions.”
(2)	“Disposals” in Head office account and others includes amount of goodwill relating to Kansai Urban Banking Corporation (“KUBC”) which ceased to be its consolidated subsidiaries and became its associates during the fiscal year ended March 31, 2018.
(3)	The SMBC Group reclassified goodwill of ¥112,337 million allocated to Sumitomo Mitsui Finance and Leasing Company, Limited (“SMFL”) and its subsidiaries to assets held for sale at March 31, 2018. For additional information, refer to Note 50 “Assets and Disposal Groups Held for Sale.”

The SMBC Group has four main business segments: the Wholesale Business Unit, the Retail Business Unit, the International Business Unit and the Global Markets Business Unit, with the remaining operations recorded in the Head office account and others. The SMBC Group changed its business segment information for the fiscal year ended March 31, 2018 in connection with the introduction of Group-wide business units, which determine strategies for each customer segment across the SMBC Group companies. The business was previously reported as Commercial Banking, Leasing, Securities and Consumer Finance, with the remaining operations recorded in Others. Comparative information has been restated.

Impairment testing of goodwill

Allocating goodwill to cash-generating units

For the purpose of impairment testing, goodwill is allocated to cash-generating units or group of cash-generating units, which represent the lowest level within the entity at which goodwill is monitored for internal purposes.

At March 31, 2018, the SMBC Group allocated goodwill to the Retail Business Unit of SMBC Consumer Finance Co., Ltd. (“SMBC Consumer Finance”) amounting to ¥56,692 million and to the Head office account and others of SMBC Nikko Securities Inc. (“SMBC Nikko Securities”) and SMAM amounting to ¥172,253 million and ¥38,053 million, respectively.

At March 31, 2017, the SMBC Group allocated goodwill to the Retail Business Unit of SMBC Consumer Finance amounting to ¥56,692 million and to the Head office account and others of SMBC Nikko Securities, SMFL, SMAM, SMBC Trust Bank Ltd. (“SMBC Trust Bank”), and KUBC amounting to ¥172,253 million, ¥102,710 million, ¥38,053 million, ¥23,359 million, and ¥11,197 million, respectively.

The aggregate amounts of other goodwill were ¥6,727 million and ¥22,191 million at March 31, 2018 and 2017, respectively, and they were not considered individually significant.

Timing of impairment tests

The SMBC Group performs impairment tests at least annually and whenever there is an indication that the cash-generating unit may be impaired.

Recoverable amount of cash-generating units

To determine whether an impairment loss shall be recognized, the carrying amount of a cash-generating unit is compared to its recoverable amount. The recoverable amount of a cash-generating unit is the higher of its fair value less costs to sell and its value in use.

Fair value less costs to sell: The fair value less costs to sell is determined using an observable market price in the active market or unobservable inputs for the cash-generating unit at the date of the impairment test. The SMBC Group determined the recoverable amount of SMBC Friend Securities Co., Ltd. (“SMBC Friend Securities”), which was merged with SMBC Nikko Securities on January 1, 2018, for the fiscal year ended March 31, 2017, and SMFL for the fiscal year ended March 31, 2018, based on the fair value less costs to sell.

Value in use: The value in use is determined based on discounted future cash flows, which are based on the financial plans which have been approved by management and which are valid when the impairment test is performed. The financial plans are prepared taking into account the current economic and regulatory environment, direction of the regulation and business forecasts of the individual cash-generating units. The SMBC Group determined the recoverable amounts of the primary cash-generating units based on the value in use other than the recoverable amount of SMBC Friend Securities for the fiscal year ended March 31, 2017, and SMFL for the fiscal year ended March 31, 2018.

The financial plans, which are used to estimate the cash flow projections of the cash-generating units, cover three to five years. The cash flow projections beyond the period covered by the financial plans are extrapolated by applying the appropriate growth rates in perpetuity.

Key assumptions used in impairment testing

The key assumptions used for the value in use calculations for the fiscal years ended March 31, 2018 and 2017 were as follows:

	SMBC Trust Bank		KUBC	SMFL	SMBC Nikko Securities	SMBC Consumer Finance	SMAM
	Corporate Business	Retail Banking(1)
For the fiscal year ended March 31, 2018:
Pre-tax discount rate	12.61%	9.91%	—	—	11.42%	11.20%	9.01%
Growth rate	1.00%	1.00%	—	—	1.00%	1.00%	1.00%
For the fiscal year ended March 31, 2017:
Pre-tax discount rate	9.75%	6.52%	6.24%	6.63%	8.12%	10.58%	7.17%
Growth rate	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

(1)	The business which SMBC Trust Bank acquired from Citibank Japan Ltd., in November 2015 is identified as Retail Banking.

Management considers that the pre-tax discount rates and the growth rates are the most sensitive key assumptions to determine the value in use of the cash-generating units.

Pre-tax discount rate: The pre-tax discount rates used to estimate the discounted cash flow of the primary cash-generating units are determined based on the Capital Asset Pricing Model (“CAPM”). The risk-free interest rate, the market risk premium and the beta factor that are used in the CAPM are determined based on market data and other external sources of information. The beta factor is determined based on a respective group of peer companies of the cash-generating units.

Growth rate: The growth rates used to estimate the cash flow projections beyond the period covered by the financial plans, which shall cover a maximum period of five years, are determined based on the expected long-term inflation rate and long-term average growth rates for the industries. The growth rate does not exceed the long-term growth rate for the industry in which the cash-generating unit operates.

Management believes that there were no reasonably possible changes in any of the key assumptions that would lead to the recoverable amounts of the cash-generating units being below these carrying amounts for the fiscal years ended March 31, 2018 and 2017.

Recognition of Impairment Losses

If the recoverable amount of the cash-generating unit is less than its carrying amount, the carrying amount of the cash-generating unit is reduced to its recoverable amount, and this reduction is recognized as impairment loss of goodwill.

The recoverable amount of SMBC Trust Bank was determined based on the value in use. For the fiscal year ended March 31, 2018, the value in use of SMBC Trust Bank decreased to less than its carrying amount, primarily due to the revision of the business plan and the key assumptions. As a result, the SMBC Group recognized an impairment loss of ¥23,359 million, equal to the total carrying amount of the goodwill relating to the SMBC Trust Bank, for the fiscal year ended March 31, 2018.

The recoverable amount of SMBC Friend Securities for the fiscal year ended March 31, 2016 was determined based on the value in use. However, for the fiscal year ended March 31, 2017, the value in use of SMBC Friend Securities decreased to less than fair value less costs to sell, primarily due to the revision of the business plan. Therefore, for the fiscal year ended March 31, 2017, the SMBC Group determined the recoverable amount of SMBC Friend Securities based on the fair value less costs to sell, which was measured based on net asset value and categorized within level 3 in the fair value hierarchy. As a result, the SMBC Group recognized an impairment loss of ¥74,616 million, equal to the total carrying amount of the goodwill relating to SMBC Friend Securities, for the fiscal year ended March 31, 2017.

The impairment losses on goodwill are included in “Other expenses” in the consolidated income statement.

Other intangible assets

The table below shows the changes in other intangible assets for the fiscal years ended March 31, 2018 and 2017.

	Internally generated software	Purchased software	Contractual customer relationships	Trademarks	Other intangibles	Total
	(In millions)
Cost	¥591,118	¥346,819	¥172,950	¥41,828	¥58,368	¥1,211,083
Accumulated amortization and impairment losses	(317,309)	(212,356)	(58,321)	(26,007)	(9,784)	(623,777)

Net carrying amount at April 1, 2016	273,809	134,463	114,629	15,821	48,584	587,306

Additions	102,193	41,080	—	—	2,228	145,501
Acquisition of subsidiaries and businesses	879	851	76,027	4,288	9,623	91,668
Disposals	(1,376)	(2,379)	—	—	(1,452)	(5,207)
Amortization	(82,158)	(40,722)	(20,192)	(4,256)	(4,579)	(151,907)
Impairment losses	—	(97)	—	—	(75)	(172)
Exchange differences	(32)	2	—	—	(15)	(45)
Others	(1,178)	6,499	—	—	(2,352)	2,969

Net carrying amount	292,137	139,697	170,464	15,853	51,962	670,113

Cost	648,463	372,531	248,977	46,116	64,487	1,380,574
Accumulated amortization and impairment losses	(356,326)	(232,834)	(78,513)	(30,263)	(12,525)	(710,461)

Net carrying amount at March 31, 2017	292,137	139,697	170,464	15,853	51,962	670,113

Additions	93,977	40,024	—	—	2,169	136,170
Acquisition of subsidiaries and businesses	—	222	—	—	—	222
Disposals(1)	(8,420)	(11,928)	(57,987)	—	(1,844)	(80,179)
Amortization	(84,662)	(43,818)	(20,192)	(4,280)	(4,473)	(157,425)
Impairment losses	—	—	(1,830)	—	(5,229)	(7,059)
Exchange differences	142	(731)	—	—	(29)	(618)
Others	343	2,099	—	—	(1,489)	953

Net carrying amount	293,517	125,565	90,455	11,573	41,067	562,177

Cost	650,632	340,593	172,950	46,116	54,024	1,264,315
Accumulated amortization and impairment losses	(357,115)	(215,028)	(82,495)	(34,543)	(12,957)	(702,138)

Net carrying amount at March 31, 2018	¥293,517	¥125,565	¥90,455	¥11,573	¥41,067	¥562,177

(1)	Disposals include other intangible assets owned by SMFL reclassified as “Assets held for sale” during the fiscal year ended March 31, 2018.

The impairment losses on other intangible assets are included in “Other expenses” and the amortization expenses of other intangible assets are included in “General and administrative expenses” in the consolidated income statement.

The SMBC Group had ¥383 million and ¥317 million of contractual commitments to acquire intangible assets at March 31, 2018 and 2017, respectively.

The amounts of research and development expenditure recognized as expenses for the fiscal years ended March 31, 2018, 2017 and 2016 were ¥84 million, ¥89 million and ¥207 million, respectively, and they were included in “General and administrative expenses” in the consolidated income statement.

Other intangibles at March 31, 2018 and 2017 include leasehold rights, amounting to ¥5,436 million and ¥6,825 million, respectively, which are rights to use land for the purpose of owning the buildings. Since the SMBC Group has a long history of renewal, these contracts are not expected to be terminated in the foreseeable future. Leasehold rights are expected to generate cash flows for an indefinite period of time. They are not amortized but are tested for impairment annually, irrespective of whether there is any indication of impairment.